14. INCOME TAX: Schedule of components of deferred income tax assets (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of components of deferred income tax assets

	2018	2017

Deferred income tax assets
Non-capital loss carryforwards	$ 1,660,778	$ 1,484,054
Share issue costs	31,773	32,606
	1,692,551	1,516,660
Valuation allowance	(1,692,551)	(1,516,660)

Net deferred income tax assets	$ -	$ -